Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following tables contain the Company’s revenue for the three and six months ended June 30, 2021 and 2020, by contract type, by segment and by business lines within segments.

	Three Months Ended June 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	135,595	7,065	—	—	142,660
Voyage charters	10,318	113,998	—	—	124,316
FPSO contracts	—	—	12,290	—	12,290
Management fees and other	2,856	2,357	—	41,001	46,214
	148,769	123,420	12,290	41,001	325,480

	Three Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	135,761	34,986	—	4,096	174,843
Voyage charters	10,383	207,926	—	—	218,309
FPSO contracts	—	—	28,787	—	28,787
Management fees and other	2,061	3,580	—	55,225	60,866
	148,205	246,492	28,787	59,321	482,805

	Six Months Ended June 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	277,232	35,350	—	2,255	314,837
Voyage charters	19,585	226,199	—	—	245,784
FPSO contracts	—	—	23,107	—	23,107
Management fees and other	4,754	4,620	—	91,459	100,833
	301,571	266,169	23,107	93,714	684,561

	Six Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	266,306	50,553	—	9,053	325,912
Voyage charters	17,700	525,404	—	—	543,104
FPSO contracts	—	—	74,720	—	74,720
Management fees and other	4,086	12,435	—	96,602	113,123
	288,092	588,392	74,720	105,655	1,056,859

Revenue from External Customers by Products and Services [Table Text Block]
The following table contains the Company's total revenue for the three and six months ended June 30, 2021 and 2020, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	251,842	390,407	530,744	876,590
Interest income on lease receivables	12,294	12,877	24,822	25,543
Variable lease payments – cost reimbursements (1)	9,670	13,658	17,322	26,848
Variable lease payments – other (2)	—	—	—	5,218
	273,806	416,942	572,888	934,199
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,460	4,997	10,840	9,537
Management fees and other income	46,214	60,866	100,833	113,123
	51,674	65,863	111,673	122,660
Total	325,480	482,805	684,561	1,056,859
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.